Going Concern Considerations (Details Narrative) $ in Thousands	Dec. 31, 2024 USD ($)
Platform Operator, Crypto Asset [Line Items]
Liquidity shortfall	$ 4,700
Deferred of management fee	40
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Liquid assets	3,000
Working capital	$ 2,000